                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-07309

                      (Investment Company Act File Number)

                  Federated Total Return Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/29/08

              Date of Reporting Period:  Six months ended 8/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2007		2007	2006	2005		2004	2003
Net Asset Value, Beginning of Period	$10.67		$10.66	$10.86	$11.12		$11.26	$10.58
Income From Investment Operations:
Net investment income	0.27		0.51	0.49	0.45		0.47	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)		0.01	(0.20)	(0.26)		(0.14)	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.52	0.29	0.19		0.33	1.22
Less Distributions:
Distributions from net investment income	(0.27)		(0.51)	(0.49)	(0.45)		(0.47)	(0.54)
Net Asset Value, End of Period	$10.65		$10.67	$10.66	$10.86		$11.12	$11.26
Total Return [1]	2.35%		5.04%	2.68%	1.78	% [2]	3.04%	11.81%

Ratios to Average Net Assets:
Net expenses	0.26	% [3]	0.27%	0.30%	0.30%		0.30%	0.30%
Net investment income	4.99	% [3]	4.84%	4.52%	4.16%		4.24%	4.92%
Expense waiver/reimbursement [4]	0.39	% [3]	0.41%	0.52%	0.64%		0.65%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$384,764		$399,423	$284,131	$224,314		$176,215	$156,975
Portfolio turnover [5]	40%		77%	80%	21%		16%	15%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.10% on the total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2007		2007	2006		2005		2004	2003
Net Asset Value, Beginning of Period	$10.67		$10.66	$10.86		$11.12		$11.26	$10.58
Income From Investment Operations:
Net investment income	0.25		0.47	0.46		0.42		0.44	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)		0.01	(0.20)		(0.26)		(0.14)	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.48	0.26		0.16		0.30	1.18
Less Distributions:
Distributions from net investment income	(0.25)		(0.47)	(0.46)		(0.42)		(0.44)	(0.50)
Net Asset Value, End of Period	$10.65		$10.67	$10.66		$10.86		$11.12	$11.26
Total Return [1]	2.19%		4.69%	2.39	% [2]	1.47	% [3]	2.73%	11.48%

Ratios to Average Net Assets:
Net expenses	0.60	% [4]	0.61%	0.60%		0.60%		0.60%	0.60%
Net investment income	4.65	% [4]	4.50%	4.22%		3.86%		3.94%	4.63%
Expense waiver/reimbursement [5]	0.51	% [4]	0.50%	0.59%		0.59%		0.60%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,908		$89,430	$61,601		$59,331		$61,728	$43,626
Portfolio turnover [6]	40%		77%	80%		21%		16%	15%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2006, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.01% on the total return.

3 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,023.50	$1.33
Institutional Service Shares	$1,000	$1,021.90	$3.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.89	$1.33
Institutional Service Shares	$1,000	$1,022.18	$3.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.26%
Institutional Service Shares	0.60%

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Treasury Securities	55.6%
U.S. Government Agency Mortgage-Backed Securities	32.4%
U.S. Government Agency Securities	9.5%
Derivatives Contracts for U.S. Treasury Securities [2,3]	0.0%
Repurchase Agreements--Cash	2.9%
Repurchase Agreements--Collateral [4]	44.1%
Other Assets and Liabilities--Net [5]	(44.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Represents less than 0.1%.

3 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in this Semi-Annual Report.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on derivatives contracts and when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007 (unaudited)

Principal Amount			Value
		U.S. TREASURY--55.6%
		U.S. Treasury Inflation Protected Note--2.7%
$12,379,560		2.500%, 7/15/2016	$12,529,933
		U.S. Treasury Bonds--12.9%
2,500,000		4.500%, 2/15/2036	2,370,391
325,000		12.000%, 8/15/2013	348,064
2,200,000		11.250%, 2/15/2015	3,138,573
5,500,000	[1]	7.250%, 5/15/2016 - 8/15/2022	6,668,881
2,050,000		8.750%, 5/15/2017	2,708,994
1,000,000		8.125%, 5/15/2021	1,328,652
4,000,000		7.125%, 2/15/2023	4,981,240
5,500,000	[2]	6.250%, 5/15/2030	6,546,761
8,000,000		6.250%, 8/15/2023	9,219,503
1,500,000		7.500%, 11/15/2024	1,957,274
9,200,000		7.625%, 2/15/2025	12,154,141
8,598,000	[2]	5.375%, 2/15/2031	9,218,000
		TOTAL	60,640,474
		U.S. Treasury Notes--40.0%
10,500,000	[2]	3.375%, 2/15/2008	10,459,971
9,300,000		3.375%, 11/15/2008	9,208,415
16,100,000	[2]	4.500%, 2/15/2009 - 5/15/2017	16,133,894
9,500,000		4.875%, 5/15/2009 - 4/30/2011	9,667,097
2,800,000		5.500%, 5/15/2009	2,859,123
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$2,000,000		6.000%, 8/15/2009	$2,067,006
12,000,000	[2]	3.500%, 11/15/2009	11,830,228
5,000,000	[2]	3.875%, 5/15/2010	4,963,222
73,900,000	[2]	4.250%, 10/15/2010 - 8/15/2015	73,727,279
3,600,000		4.250%, 8/15/2014	3,575,967
24,400,000	[2]	4.750%, 5/31/2012	24,906,476
18,380,000	[2]	5.125%, 5/15/2016	19,182,474
		TOTAL	188,581,152
		TOTAL U.S. TREASURY (IDENTIFIED COST $254,404,241)	261,751,559
		GOVERNMENT AGENCIES--9.5%
		Federal Home Loan Bank System--2.7%
3,000,000		6.730%, 6/22/2009	3,103,576
900,000		6.500%, 11/13/2009	933,437
1,300,000		7.375%, 2/12/2010	1,378,738
4,450,000		7.625%, 5/14/2010	4,772,928
2,500,000		6.875%, 8/13/2010	2,644,250
		TOTAL	12,832,929
		Federal Home Loan Mortgage Corporation--6.8%
5,000,000		4.625%, 2/21/2008	4,984,508
9,000,000		5.000%, 7/23/2008	9,005,477
15,000,000		4.750%, 1/18/2011	15,004,182
70,000		6.750%, 9/15/2029	82,473
3,000,000		5.625%, 11/23/2035	2,931,485
		TOTAL	32,008,125
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $44,076,492)	44,841,054
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--14.3%
		Federal Home Loan Mortgage Corporation--7.6%
$28,401,643	[3]	6.000%, 7/1/2021 - 9/1/2037	$28,591,934
4,331,286		5.500%, 2/1/2036	4,235,559
3,000,000	[3]	6.500%, 9/1/2037	3,045,635
		TOTAL	35,873,128
		Federal National Mortgage Association--6.5%
24,417		7.500%, 6/1/2012	25,289
10,000,000	[3]	6.000%, 9/1/2037	9,996,907
15,000,000	[3]	6.500%, 9/1/2037	15,229,932
5,000,000	[3]	7.000%, 10/1/2037	5,136,741
		TOTAL	30,388,869
		Government National Mortgage Association--0.2%
91,373		7.500%, 10/15/2026 - 10/15/2027	96,128
544,381		7.000%, 8/15/2027	567,073
49,053		8.000%, 10/15/2027	52,302
261,269		6.500%, 10/15/2031	267,356
		TOTAL	982,859
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $66,881,080)	67,244,856
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.3%
		Federal Home Loan Mortgage Corporation REMIC--2.3%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	10,982,669
		Federal National Mortgage Association REMIC--0.0%
27,848		REMIC 1988-16 B, 9.500%, 6/25/2018	30,188
10,877		REMIC 1989-35 G, 9.500%, 7/25/2019	11,878
		TOTAL	42,066
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,283,603)	11,024,735
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--15.8%
		Federal Home Loan Mortgage Corporation HYBRID ARM--7.9%
$6,424,492		ARM, 5.338%, 12/1/2035	$6,404,955
12,249,631		ARM, 6.103%, 4/1/2036	12,379,287
5,565,459		ARM, 5.555%, 7/1/2036	5,573,337
1,876,367		ARM, 5.675%, 9/1/2036	1,881,680
10,791,284		ARM, 5.938%, 3/1/2037	10,865,447
		TOTAL	37,104,706
		Federal National Mortgage Association HYBRID ARM--7.9%
7,230,580		ARM, 5.508%, 4/1/2033	7,244,886
2,782,770		ARM, 5.553%, 11/1/2035	2,785,632
1,846,845		ARM, 5.447%, 5/1/2036	1,852,619
9,999,281		ARM, 5.603%, 2/1/2037	10,034,963
14,993,801		ARM, 5.730%, 2/1/2037	15,087,625
		TOTAL	37,005,725
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $73,960,204)	74,110,431
		REPURCHASE AGREEMENTS--47.0%
13,512,000		Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,046,209,761.	13,512,000
84,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,060,002,487 (purchased with proceeds from securities lending collateral).	84,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$39,000,000	[4]	Interest in $380,047,000 joint repurchase agreement 5.25%, dated 8/14/2007 under which Greenwich Capital Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/15/2037 for $381,709,706 on 9/13/2007. The market value of the underlying securities at the end of the period was $392,421,907 (segregated pending settlement of dollar-roll transactions).	$39,000,000
84,581,000		Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/20/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,049,606,683 (purchased with proceeds from securities lending collateral).	84,581,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	221,093,000
		TOTAL INVESTMENTS--144.5% (IDENTIFIED COST $671,698,620) [5]	680,065,635
		OTHER ASSETS AND LIABILITIES - NET--(44.5)%	(209,393,916)
		TOTAL NET ASSETS--100%	$470,671,719

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 All or a portion of these securities may be subject to dollar-roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 The cost of investments for federal tax purposes amounts to $671,518,544.

At August 31, 2007, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6] U.S. Treasury Notes 2 Year Long Futures	222	$45,766,688	December 2007	$(80,576)
[6] U.S. Treasury Bond Short Futures	74	$8,255,625	December 2007	$ (8,937)
NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$(89,513)

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007 (unaudited)

Assets:
Investments in securities	$458,972,635
Investments in repurchase agreements	221,093,000
Total investments in securities, at value including $163,213,420 of securities loaned (identified $671,698,620)		$680,065,635
Cash		80
Income receivable		3,591,234
Receivable for investments sold		5,156,198
Receivable for shares sold		231,368
TOTAL ASSETS		689,044,515
Liabilities:
Payable for investments purchased	$48,486,326
Payable for shares redeemed	256,008
Income distribution payable	956,187
Payable for collateral due to broker for securities loaned	168,581,000
Payable for distribution services fee (Note 5)	9,823
Payable for shareholder services fee (Note 5)	14,571
Payable for daily variation margin	48,563
Accrued expenses	20,318
TOTAL LIABILITIES		218,372,796
Net assets for 44,174,555 shares outstanding		$470,671,719
Net Assets Consist of:
Paid-in capital		$470,797,972
Net unrealized appreciation of investments and futures contracts		8,277,502
Accumulated net realized loss on investments and futures contracts		(8,451,406)
Undistributed net investment income		47,651
TOTAL NET ASSETS		$470,671,719
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$384,763,855 ÷ 36,111,611 shares outstanding, no par value, unlimited shares authorized		$10.65
Institutional Service Shares:
$85,907,864 ÷ 8,062,944 shares outstanding, no par value, unlimited shares authorized		$10.65

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2007 (unaudited)

Investment Income:
Interest (including income on securities loaned of $169,344)			$12,690,948
Expenses:
Investment adviser fee (Note 5)		$1,204,097
Administrative personnel and services fee (Note 5)		190,371
Custodian fees		14,071
Transfer and dividend disbursing agent fees and expenses		55,113
Directors'/Trustees' fees		9,729
Auditing fees		10,563
Legal fees		4,123
Portfolio accounting fees		54,556
Distribution services fee--Institutional Service Shares (Note 5)		111,432
Shareholder services fee--Institutional Service Shares (Note 5)		92,351
Share registration costs		18,954
Printing and postage		13,053
Insurance premiums		4,147
Miscellaneous		4,568
TOTAL EXPENSES		1,787,128
Waivers (Note 5):
Waiver of investment adviser fee	$(938,800)
Waiver of administrative personnel and services fee	(6,867)
Waiver of distribution services fee--Institutional Service Shares	(52,235)
TOTAL WAIVERS		(997,902)
Net expenses			789,226
Net investment income			11,901,722
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,553,652)
Net realized gain on futures contracts			250,407
Net change in unrealized appreciation of investments			1,668,238
Net change in unrealized depreciation of futures contracts			(89,513)
Net realized and unrealized loss on investments and futures contracts			(724,520)
Change in net assets resulting from operations			$11,177,202

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2007	Year Ended 2/28/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,901,722	$20,333,393
Net realized loss on investments and futures contracts	(2,303,245)	(2,150,110)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,578,725	3,934,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,177,202	22,118,015
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,832,037)	(16,620,608)
Institutional Service Shares	(2,089,391)	(3,732,013)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,921,428)	(20,352,621)
Share Transactions:
Proceeds from sale of shares	81,384,084	221,165,860
Net asset value of shares issued to shareholders in payment of distributions declared	6,598,455	12,207,065
Cost of shares redeemed	(105,419,912)	(92,016,508)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,437,373)	141,356,417
Change in net assets	(18,181,599)	143,121,811
Net Assets:
Beginning of period	488,853,318	345,731,507
End of period (including undistributed net investment income of $47,651 and $67,357, respectively)	$470,671,719	$488,853,318

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Trust treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Trust's adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Trust may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Trust.

Futures Contracts

The Trust may periodically purchase and sell financial futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Trust is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Trust receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Trust recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended August 31, 2007, the Trust had net realized gains on futures contracts of $250,407.

Futures contracts outstanding at period end are listed after the Trust's portfolio of investments.

Dollar-Roll Transactions

The Trust enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Trust will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Trust's current yield and total return. Dollar rolls are subject to interest rate and credit risks.

Securities Lending

The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of August 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$163,213,420	$168,581,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2007		Year Ended 2/28/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,005,330	$63,437,221	15,821,017	$166,857,265
Shares issued to shareholders in payment of distributions declared	485,327	5,132,976	906,229	9,567,395
Shares redeemed	(7,817,448)	(82,604,873)	(5,939,624)	(62,599,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,326,791)	$(14,034,676)	10,787,622	$113,825,375

	Six Months Ended 8/31/2007		Year Ended 2/28/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,698,083	$17,946,863	5,141,442	$54,308,595
Shares issued to shareholders in payment of distributions declared	138,572	1,465,479	250,044	2,639,670
Shares redeemed	(2,156,371)	(22,815,039)	(2,786,808)	(29,417,223)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(319,716)	$(3,402,697)	2,604,678	$27,531,042
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,646,507)	$(17,437,373)	13,392,300	$141,356,417

4. FEDERAL TAX INFORMATION

At August 31, 2007, the cost of investments for federal tax purposes was $671,518,544. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,547,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,019,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $472,779.

At February 28, 2007, the Trust had a capital loss carryforward of $6,059,328 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,045,099
2013	$ 70,851
2014	$ 131,872
2015	$3,811,506

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Trust's investment adviser (the "Adviser"). The advisory agreement between the Trust and Adviser provides for an annual fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion if its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at it sole discretion. For the six months ended August 31, 2007, the Adviser voluntarily waived $938,800 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended August 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Trust. FAS waived $6,867 of its fee.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended August 31, 2007, FSC voluntarily waived $52,235 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2007, FSC retained $59,197 of fees paid by the Trust.

Shareholder Services Fee

The Trust may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Trust's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended August 31, 2007, FSSC did not receive any fees paid by the Trust. For the six months ended August 31, 2007, the Trust's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Trust's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.26% and 0.60%, respectively, for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the Trust did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trust's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007